Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 273,779
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Discount rate	7.21%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
Marketing [member] | Mobile services [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.21%
Impairment loss on goodwill	₩ 0	0	0
Finance [member] | BC Card Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	4.09%
Impairment loss on goodwill	₩ 0	0	0
Description of calculation of recoverable amount	The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 4.09% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2022, 2023 and 2024.
Goodwill	₩ 41,234
Finance [member] | KT Telecop Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on goodwill		0
Others [member] | BOOK CLUB MILLIE [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Discount rate	17.19%
Impairment loss on goodwill	₩ 0	₩ 0	0
Others [member] | MEDIA GENIE Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Discount rate	6.97%
Impairment loss on goodwill	₩ 0
Goodwill	₩ 48,312
Others [member] | PlayD Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	17.28%
Impairment loss on goodwill	₩ 26,225
Goodwill	₩ 13,843
Others [member] | KT Telecop Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Discount rate	8.25%
Impairment loss on goodwill	₩ 0		₩ 0
Goodwill	₩ 15,418
Others [member] | GENIE Music Corporation [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	4.51%
Discount rate	17.28%
Impairment loss on goodwill	₩ 11,918
Description of calculation of recoverable amount	The recoverable amounts of GENIE Music Corporation are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 4.51% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 17.28% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, GENIE’s recoverable amount was KRW 38,296 million, which was less than the carrying amount, and KRW 11,918 million of the impairment loss was recorded as goodwill in full and reflected in operating expenses.
Goodwill	₩ 38,296
Others [member] | PlayD Co., Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 26,225
Satellite TV [member] | HCN Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	2.21%
Discount rate	6.97%
Impairment loss on goodwill	₩ 126,058
Goodwill	₩ 2,630
KT Finance [Member] | PlayD Co., Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%